February 24, 2020

United States Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:          Re: The Boston Trust Walden Funds

Ladies and Gentlemen:

On behalf of The Boston Trust Walden Funds (the “Trust”), we hereby file a preliminary proxy statement pursuant to Schedule 14a under the Securities Exchange Act of 1934.  The proxy relates to the approval of a proposed reorganization of the Walden Small Cap Fund into the Boston Trust Walden Small Cap Fund.

Please call the undersigned at 614-469-3297 with any comments or questions. n

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com   Fax: 614.469.3361   Phone: 614.469.3297